Expense Example (Small Cap Opportunities Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Small Cap Opportunities Trust
Expense Example:
Year 1	$ 111
Year 3	355
Year 5	628
Year 10	1,405
Series II, Small Cap Opportunities Trust
Expense Example:
Year 1	131
Year 3	417
Year 5	734
Year 10	1,632
Series NAV, Small Cap Opportunities Trust
Expense Example:
Year 1	106
Year 3	339
Year 5	601
Year 10	$ 1,348